Share Purchase Warrants (Details 2) - Equity-classified warrants [Member]	12 Months Ended
	Jan. 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares
Number of Warrants
Warrants Outstanding, Beginning Balance	7,947,892	848,605	848,605
Granted	742,504	71,258,000	71,258,000
Expired	0	(26,513)	(26,513)
Exercised (Note 12(h))	(316,000)
Warrants Outstanding, Ending Balance	8,374,396	7,947,892	7,947,892
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.94		$ 6.18
Weighted Average Exercise Price, Granted | (per share)	1.54	$ 3.45
Weighted Average Exercise Price, Exercised (Note 12(h)) | $ / shares	(0.60)
Weighted Average Exercise Price, Expired | $ / shares		$ 1.54
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 2.90		$ 2.94